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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_] Amendment Number : ------------------------------

   This Amendment (Check only one.):          [_] is a restatement
                                              [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Consolidated Investment Group LLC

Address:  18 Inverness Place East

          Englewood, CO 80112

Form 13F File Number:    028-15026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Merage

Title:  Manager, Chief Executive Officer and President

Phone:  (303) 789-2664

Signature, Place, and Date of Signing:

     /s/ David Merage           Englewood, CO            October 24, 2012
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      39

Form 13F Information Table Value Total:    212,322
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

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
COLUMN 1                        COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
--------                     ---------------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                              VOTING AUTHORITY
                                                                                                             -------------------
                                TITLE OF                 VALUE   SHRS OR                 INVESTMENT  OTHER
NAME OF ISSUER                    CLASS        CUSIP    (X1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------               ---------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
ALCOA INC                          COM        013817101     407   23,041   SH               SOLE              23,041   0     0
BANK OF AMERICA CORPORATION        COM        060505104   2,095  157,201   SH               SOLE             157,201   0     0
BLACKSTONE GROUP L P          COM UNIT LTD    09253U108   2,261  126,429   SH               SOLE             126,429   0     0
BOEING CO                          COM        097023105   2,384   32,247   SH               SOLE              32,247   0     0
CISCO SYS INC                      COM        17275R102   1,930  112,530   SH               SOLE             112,530   0     0
CITIGROUP INC                      COM        172967101     791  178,948   SH               SOLE             178,948   0     0
DELL INC                           COM        24702R101     500   34,480   SH               SOLE              34,480   0     0
FEDEX CORP                         COM        31428X106   1,248   13,335   SH               SOLE              13,335   0     0
FORD MTR CO DEL               COM PAR $0.01   345370860   1,654  110,902   SH               SOLE             110,902   0     0
GENERAL ELECTRIC CO                COM        369604103   2,561  127,712   SH               SOLE             127,712   0     0
GOLDMAN SACHS GROUP INC            COM        38141G104   1,421    8,960   SH               SOLE               8,960   0     0
GOOGLE INC                        CL A        38259P508   1,065    1,815   SH               SOLE               1,815   0     0
HOME DEPOT INC                     COM        437076102   2,998   80,905   SH               SOLE              80,905   0     0
ISHARES INC                    MSCI GERMAN    464286806   6,597  254,224   SH               SOLE             254,224   0     0
ISHARES INC                    MSCI JAPAN     464286848   3,800  368,248   SH               SOLE             368,248   0     0
ISHARES TR                   DJ OIL&GAS EXP   464288851   1,151   15,454   SH               SOLE              15,454   0     0
ISHARES TR                   MSCI EAFE INDEX  464287465  31,446  523,394   SH               SOLE             523,394   0     0
ISHARES TR                   MSCI EMERG MKT   464287234     405    8,316   SH               SOLE               8,316   0     0
ISHARES TR                    RUSSELL 1000    464287622   1,455   19,690   SH               SOLE              19,690   0     0
ISHARES TR                    RUSSELL 2000    464287655     750    8,911   SH               SOLE               8,911   0     0
ISHARES TR                    RUSSELL 3000    464287689   8,392  105,874   SH               SOLE             105,874   0     0
ISHARES TR                   RUSSELL MCP GR   464287481   1,101   18,080   SH               SOLE              18,080   0     0
ISHARES TR                   RUSSELL MIDCAP   464287499     865    7,938   SH               SOLE               7,938   0     0
ISHARES TR                     S&P500 GRW     464287309   4,980   72,482   SH               SOLE              72,482   0     0
JPMORGAN CHASE & CO                COM        46625H100     368    7,988   SH               SOLE               7,988   0     0
LOWES COS INC                      COM        548661107   1,428   54,032   SH               SOLE              54,032   0     0
MGM RESORTS INTERNATIONAL          COM        552953101   1,102   83,834   SH               SOLE              83,834   0     0
MICROSOFT CORP                     COM        594918104     386   15,218   SH               SOLE              15,218   0     0
NORDSTROM INC                      COM        655664100   2,295   51,133   SH               SOLE              51,133   0     0
NORFOLK SOUTHERN CORP              COM        655844108   2,189   31,600   SH               SOLE              31,600   0     0
OCCIDENTAL PETE CORP DEL           COM        674599105     342    3,272   SH               SOLE               3,272   0     0
POWERSHARES QQQ TRUST          UNIT SER 1     73935A104  18,043  314,179   SH               SOLE             314,179   0     0
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605   1,367   83,405   SH               SOLE              83,405   0     0
SIX FLAGS ENTMT CORP NEW           COM        83001A102   4,012   55,722   SH               SOLE              55,722   0     0
SPDR S&P 500 ETF TR              TR UNIT      78462F103  87,162  657,377   SH               SOLE             657,377   0     0
STARBUCKS CORP                     COM        855244109   6,353  171,940   SH               SOLE             171,940   0     0
TOYOTA MOTOR CORP            SP ADR REP2COM   892331307   2,088   26,021   SH               SOLE              26,021   0     0
UBS AG                           SHS NEW      H89231338     689   38,157   SH               SOLE              38,157   0     0
ZIMMER HLDGS INC                   COM        98956P102   2,241   37,031   SH               SOLE              37,031   0     0
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